Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
Amendment Description	The revision to the financial statement footnotes originated from the Company's auditor and involves the updating of the subsequent events footnote to reflect certain loans received by the Company from related parties subsequent to the initial filing of the registration statement.
Document Period End Date	Jun. 30, 2014
Entity Registrant Name	Eventure Interactive, Inc.
Entity Central Index Key	0001509351
Entity Filer Category	Smaller Reporting Company